Financial assets and liabilities - Summary of Carrying Amount of Financial Assets (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets		R$ 39,021,838	R$ 31,021,849
Fair value through profit or loss [member]
Disclosure of financial assets [line items]
Financial assets		7,791,174	9,312,566
Fair value through profit or loss [member] | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets		2,525,668	2,122,442
Fair value through profit or loss [member] | Marketable securities [member]
Disclosure of financial assets [line items]
Financial assets		2,992,593	3,386,301
Fair value through profit or loss [member] | Derivate financial instruments [member]
Disclosure of financial assets [line items]
Financial assets		2,267,108	3,799,328
Fair value through profit or loss [member] | Other financial assets [member]
Disclosure of financial assets [line items]
Financial assets		5,805	4,495
Amortized cost
Disclosure of financial assets [line items]
Financial assets		31,230,664	21,709,283
Amortized cost | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets		24,718,015	14,781,100
Amortized cost | Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets		3,669,163	3,995,734
Amortized cost | Restricted cash [member]
Disclosure of financial assets [line items]
Financial assets		228,768	174,303
Amortized cost | Judicial Deposits [Member]
Disclosure of financial assets [line items]
Financial assets		1,072,982	1,056,690
Amortized cost | Indemnifiable Financial Asset [Member]
Disclosure of financial assets [line items]
Financial assets	[1]	557,475	416,377
Amortized cost | Receivables from related parties [member]
Disclosure of financial assets [line items]
Financial assets		219,897	399,889
Amortized cost | Sectorial financial assets [member]
Disclosure of financial assets [line items]
Financial assets		728,954	731,642
Amortized cost | Dividends and interest on equity receivable [member]
Disclosure of financial assets [line items]
Financial assets		R$ 35,410	R$ 153,548

[1]	The indemnifiable financial asset refers to the portion transferred from the contract asset. This portion arises from investments made in the concession infrastructure whose useful life exceeds the concession term. It represents Compass’s unconditional right, through its subsidiaries, to receive compensation from the Granting Authority at the end of the concession period. We record the balance under the line item Indemnifiable financial asset and other long-term assets. We update it monthly based on the same index applied to the tariff adjustment, as provided for in the Concession Agreement.